SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2025
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

19.SUBSEQUENT EVENTS

The Company appointed a new Board of Directors (the “Board”) and senior management team. Pursuant to resolutions adopted on July 23, 2025, the Board appointed (i) Mr. Xin Jin as Chairman of the Board and Non-Executive Director, (ii) Mr. Peng Yu as Chief Executive Officer and Director, (iii) Mr. Chang-Wei Chiu as Director, (iv) Mr. Yongyi Zhang as Chief Financial Officer, and (v) Mr. Simon Ming Yeung Tang as Chief Investment Officer. To strengthen governance, the Board also appointed (i) Mr. Chi Ming Lee, Independent Director, as a member of the Compensation Committee and Nominating and Corporate Governance Committee, (ii) Mr. Yanjun Lin, Independent Director, as Chairman of the Compensation Committee and member of the Nominating and Corporate Governance Committee, and (iii) Mr. Haitian Lu as Chairman of the Nominating and Corporate Governance Committee and member of the Compensation Committee. Concurrently, the Board accepted the resignations of Mr. Xiaojun Zhang, who stepped down as Director and Chairman of the Board, and Mr. Jiayuan Lin, who resigned as Chief Executive Officer, Interim Chief Financial Officer and Director.

On August 14, 2025, the Company entered into an arrangement to upgrade its mining machines and, as part of this plan, agreed to pay an aggregate price difference of approximately US$43.34 million for the upgrade. The first batch of the upgrade, amounting to approximately US$14.37 million, will be financed through a mining machine loan bearing interest at 10% per annum, with a two-year term.

On September 30, 2025, the Company entered into a supplementary agreement with the lender of its mining hashrate loan, originally executed on November 11, 2024. Pursuant to the supplementary agreement, the loan terms were amended from an open-term arrangement to a fixed-term loan with a scheduled maturity date of April 30, 2028, with no major changes to other terms. Under the revised terms, neither party may unilaterally terminate the loan or demand repayment prior to the scheduled maturity date, except under limited circumstances such as material default, material adverse change in the borrower’s financial condition, or a material equity change of the Company’s parent. The principal amount of the loan will be repaid in a single lump-sum payment on the scheduled maturity date, with no interim amortization.

On October 15, 2025, the board of Directors approved the termination of the Company’s “ADR” program. The ADR program and the related Deposit Agreement were terminated after market closed on November 14, 2025, when the Company’s ADSs were mandatorily cancelled and the Class A ordinary shares underlying the ADSs were distributed to holders of the ADSs. Each holder of one ADS received two Class A ordinary shares of the Company. The Company’s Class A ordinary shares were listed and commenced trading on the New York Stock Exchange (“NYSE”) under the Company’s existing symbol “CANG” on November 17, 2025, immediately after termination of the ADR program.

19.SUBSEQUENT EVENTS-CONTINUED

On October 21, 2025, the Board of Directors of Cango Inc. approved Share Incentive Plan 2025 (the “Plan”), under which the maximum aggregate number of Shares which may be issued pursuant to all Awards shall initially be equal to 17,727,200 Shares (the “Initial Shares”); provided, that the maximum aggregate number of Shares which may be issued pursuant to all Awards that may be granted under the Plan in the future (the “Share Reserve”) shall be automatically increased on January 1 of each year following the Effective Date to two percent (2%) of the number of Shares outstanding as of such date (the “Limit”) if the Share Reserve would be below the Limit on such date without such automatic increase. Shares under the Company’s plan vest over a total period of 4 years from the grant date, pursuant which the first tranche, one-fourth of the shares, will vest on the Vesting Commencement date, which is the last day of the month in which the first anniversary of the grant date. The remaining of the 36 vesting tranches will vest as to one-forty-eighth of the shares on the last day of each of the 36 months immediately after the Vesting Commencement date.